Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
9. RELATED-PARTY TRANSACTIONS
The following represents our significant related-party transactions and related matters.

•
We are not a member of another entity’s consolidated tax group, but our owners’ federal income tax returns include their portion of our results. Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission and STH, we are generally obligated to make payments to our owners, pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return. STH will file a combined Texas margin tax return which includes our results and our share of Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return. See discussion in Note 1 to Consolidated Financial Statements in our 2024 Form
10-K
under “Provision in Lieu of Income Taxes.” Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members. In the event such amounts are not paid under the tax sharing agreement, it is probable that these regulatory amounts will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheet consisted of the following:

	At September 30, 2025			At December 31, 2024
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes receivable	$(38)	$(10)	$(48)	$(24)	$(6)	$(30)
Texas margin tax payable	22	—	22	29	—	29

Net payable (receivable)	$(16)	$(10)	$(26)	$5	$(6)	$(1)

Cash payments made to members related to income taxes in the nine months ended September 30, 2025 and 2024 consisted of the following:

	Nine Months Ended September 30, 2025			Nine Months Ended September 30, 2024
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes	$—	$—	$—	$36	$9	$45
Texas margin tax	31	—	31	29	—	29

Total payments	$31	$—	$31	$65	$9	$74

See Note 7 for information regarding cash capital contributions from and distributions to members.

•
Sempra owns an indirect 50% interest in the parent of Sharyland. Sharyland provided wholesale transmission service to us in the amount of $4 million during each of the three months ended September 30, 2025 and 2024, and $12 million during each of the nine months ended September 30, 2025 and 2024, respectively, at rates set pursuant to PUCT-approved tariffs. Pursuant to an operation agreement between us and Sharyland that was entered into in connection with a PUCT order, we provide Sharyland with substation monitoring and switching services. These services totaled less than $1 million in each of the nine months ended September 30, 2025 and 2024.

10. RELATED-PARTY TRANSACTIONS
The following represents our significant related-party transactions and related matters.

•
We are not a member of another entity’s consolidated tax group, but our owners’ federal income tax returns include their portion of our results. Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission and STH, we are generally obligated to make payments to our owners, pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return. STH will file a combined Texas margin tax return which includes our results and our share of Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return. See discussion in Note 1 under “Provision in Lieu of Income Taxes.” Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members. In the event such amounts are not paid under the tax sharing agreement, it is probable that these regulatory amounts will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31,
	2024			2023
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes receivable	$(24)	$(6)	$(30)	$(3)	$(1)	$(4)
Texas margin tax payable	29	—	29	27	—	27

Net payable (receivable)	$5	$(6)	$(1)	$24	$(1)	$23

Cash payments made to our members related to income taxes consisted of the following:

	Years Ended December 31,
	2024			2023			2022
	STH	Texas Transm.	Total	STH	Texas Transm.	Total	STH	Texas Transm.	Total
Federal income taxes	$36	$9	$45	$87	$22	$109	$79	$20	$99
Texas margin taxes	29	—	29	28	—	28	24	—	24

Total payments	$65	$9	$74	$115	$22	$137	$103	$20	$123

•
Pursuant to the PUCT order in Docket No. 48929 relating to Oncor’s 2019 acquisition of InfraREIT, Inc., we entered into an operation agreement with Sharyland under which we provide certain operations services to Sharyland at cost with no markup or profit. Sempra owns an indirect 50% interest in the parent of Sharyland. Sharyland provided wholesale transmission service to us in the amount of $17 million, $16 million and $11 million in the years ended December 31, 2024, 2023 and 2022, respectively. We provided certain operation services to Sharyland in the amount of $586,000, $659,000 and $639,000 in the years ended December 31, 2024, 2023 and 2022, respectively.

•	We paid Sempra $108,000, $105,000 and $103,000 for the years ended December 31, 2024, 2023 and 2022, respectively, for tax consulting and related services.
See Notes 1, 4, and 8 for information regarding the tax sharing agreement and distributions to members.